Quarterly Report
May 31, 2019
MFS®  Blended Research®
International Equity Fund

Portfolio of Investments
5/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 96.6%
Airlines – 1.4%
Aena S.A.	6,429	$1,182,374
Air Canada (a)	91,815	2,710,431
		$3,892,805
Apparel Manufacturers – 3.5%
Adidas AG	14,949	$4,278,610
Burberry Group PLC	37,622	807,569
LVMH Moet Hennessy Louis Vuitton SE	13,427	5,087,325
		$10,173,504
Automotive – 4.5%
Bridgestone Corp.	29,800	$1,108,524
D'Ieteren S.A.	24,777	1,071,012
Magna International, Inc.	78,122	3,354,559
PSA Peugeot Citroen S.A.	119,916	2,675,264
Toyota Motor Corp.	82,200	4,842,567
		$13,051,926
Broadcasting – 0.2%
ProSiebenSat.1 Media AG	39,529	$642,967
Brokerage & Asset Managers – 1.3%
3i Group PLC	95,289	$1,263,918
IG Group Holdings PLC	341,167	2,360,185
		$3,624,103
Business Services – 1.8%
Ashtead Group PLC	38,794	$910,833
Auto Trader Group PLC	353,522	2,681,019
Marubeni Corp.	272,700	1,711,629
		$5,303,481
Chemicals – 0.7%
Mitsubishi Chemical Holdings Corp.	325,800	$2,130,348
Computer Software – 0.7%
Check Point Software Technologies Ltd. (a)	17,285	$1,906,190
Computer Software - Systems – 4.1%
Amadeus IT Group S.A.	48,221	$3,674,667
Hitachi Ltd.	135,900	4,578,897
NICE Systems Ltd., ADR (a)	11,334	1,585,060
SK Holdings Co. Ltd.	7,433	1,442,723
Tech Mahindra Ltd.	38,423	419,743
		$11,701,090
Conglomerates – 0.3%
First Pacific Co. Ltd.	2,484,000	$1,005,378
Construction – 0.5%
Anhui Conch Cement Co. Ltd.	261,000	$1,519,653

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 1.8%
Essity AB	26,727	$784,646
L'Oréal	13,280	3,566,515
Reckitt Benckiser Group PLC	9,141	733,607
		$5,084,768
Consumer Services – 0.8%
Moneysupermarket.com Group PLC	477,727	$2,210,516
Containers – 0.4%
Brambles Ltd.	139,163	$1,164,961
Electrical Equipment – 2.8%
Legrand S.A.	31,977	$2,148,387
Philips Lighting N.V.	53,541	1,430,562
Schneider Electric S.A.	55,853	4,405,386
		$7,984,335
Electronics – 3.1%
Samsung Electronics Co. Ltd.	112,469	$3,992,362
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	126,278	4,842,761
		$8,835,123
Energy - Independent – 0.2%
CNOOC Ltd.	331,000	$538,117
Energy - Integrated – 6.0%
BP PLC	879,463	$5,964,607
China Petroleum & Chemical Corp.	5,402,000	3,591,601
Eni S.p.A.	237,769	3,586,972
Galp Energia SGPS S.A., “B”	155,118	2,329,237
LUKOIL PJSC, ADR	23,706	1,890,080
		$17,362,497
Engineering - Construction – 0.3%
Bouygues S.A.	24,835	$869,233
Food & Beverages – 2.9%
JBS S.A.	319,248	$1,778,504
Nestle S.A.	55,889	5,550,753
WH Group Ltd.	1,105,000	989,955
		$8,319,212
Food & Drug Stores – 2.2%
Seven & I Holdings Co. Ltd.	79,900	$2,690,065
Tesco PLC	532,451	1,522,377
Wesfarmers Ltd.	85,649	2,195,585
		$6,408,027
Gaming & Lodging – 1.2%
Genting Berhad	1,217,600	$1,856,691
Great Canadian Gaming Corp. (a)	15,722	493,086
Tabcorp Holdings Ltd.	312,376	975,226
		$3,325,003
Health Maintenance Organizations – 0.3%
Qualicorp S.A.	184,500	$947,432

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 4.5%
Aegon N.V.	160,430	$732,315
Manulife Financial Corp.	198,790	3,335,719
Samsung Fire & Marine Insurance Co. Ltd.	12,237	2,784,639
Tokio Marine Holding, Inc.	26,100	1,292,807
Zurich Insurance Group AG	15,289	4,953,736
		$13,099,216
Internet – 1.4%
Alibaba Group Holding Ltd., ADR (a)	5,198	$775,854
Nexon Co. Ltd.	89,400	1,326,244
Tencent Holdings Ltd.	46,100	1,911,813
		$4,013,911
Machinery & Tools – 2.8%
Atlas Copco AB, “A”	35,608	$959,494
Doosan Bobcat, Inc.	108,718	3,076,494
Ebara Corp.	84,400	2,138,586
PT United Tractors Tbk	595,800	1,058,226
Weichai Power Co. Ltd., “H”	550,000	833,381
		$8,066,181
Major Banks – 9.5%
ABSA Group Ltd.	241,286	$2,799,439
Banco do Brasil S.A.	234,000	3,092,012
Bank of China Ltd.	2,245,000	928,664
BNP Paribas (l)	70,868	3,230,030
China Construction Bank	4,375,000	3,452,131
Industrial & Commercial Bank of China, “H”	5,485,000	3,909,337
National Australia Bank Ltd.	234,503	4,301,114
Nedbank Group Ltd.	94,381	1,698,000
Sumitomo Mitsui Financial Group, Inc.	110,700	3,848,817
		$27,259,544
Medical & Health Technology & Services – 1.3%
Alcon, Inc. (a)	15,067	$876,256
Netcare Ltd.	902,537	1,152,472
Ramsay Health Care Ltd.	37,409	1,807,254
		$3,835,982
Metals & Mining – 3.3%
Anglo American PLC	76,291	$1,830,758
BHP Billiton Ltd.	122,130	3,189,020
JFE Holdings, Inc.	35,100	484,517
POSCO	8,463	1,680,762
Teck Resources Ltd., “B”	118,746	2,411,731
		$9,596,788
Natural Gas - Distribution – 1.0%
ENGIE S.A.	214,974	$2,997,438
Network & Telecom – 1.1%
LM Ericsson Telephone Co., “B”	338,641	$3,265,610
Other Banks & Diversified Financials – 4.1%
Abu Dhabi Commercial Bank	242,483	$592,839
Banco Macro S.A., ADR	17,630	879,385
Intesa Sanpaolo S.p.A.	1,484,865	3,041,938
ORIX Corp.	261,700	3,685,214
REC Ltd.	337,812	700,672

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Sberbank of Russia PJSC, ADR	194,896	$2,794,500
		$11,694,548
Pharmaceuticals – 6.9%
Bayer AG	46,445	$2,740,620
Novartis AG	75,333	6,478,074
Novo Nordisk A.S., “B”	41,673	1,964,168
Roche Holding AG	27,658	7,258,047
Shionogi & Co. Ltd.	28,100	1,530,307
		$19,971,216
Printing & Publishing – 0.6%
Transcontinental, Inc., “A”	168,921	$1,785,943
Railroad & Shipping – 1.4%
East Japan Railway Co.	28,400	$2,695,180
Sankyu, Inc.	24,600	1,241,084
		$3,936,264
Real Estate – 4.2%
Daiwa House Industry Co. Ltd.	112,800	$3,371,389
Fortune REIT	1,354,000	1,782,408
Link REIT	104,000	1,246,771
Longfor Properties	282,000	1,030,830
TAG Immobilien AG	43,225	1,014,065
Unibail-Rodamco-Westfield, REIT	21,149	3,197,861
Wheelock & Co. Ltd.	89,000	587,943
		$12,231,267
Restaurants – 1.1%
Greggs PLC	50,913	$1,399,333
Yum China Holdings, Inc.	42,099	1,684,381
		$3,083,714
Specialty Chemicals – 1.5%
Methanex Corp.	58,638	$2,431,718
PTT Global Chemical PLC	935,500	1,795,770
		$4,227,488
Specialty Stores – 0.6%
Fila Korea Ltd.	8,969	$584,447
K's Holdings Corp.	109,800	1,043,654
		$1,628,101
Telecommunications - Wireless – 2.6%
KDDI Corp.	183,100	$4,702,928
Vodafone Group PLC	1,773,576	2,894,117
		$7,597,045
Telephone Services – 2.0%
China Telecom Corp. Ltd.	2,376,000	$1,194,130
China Unicom (Hong Kong) Ltd.	1,146,000	1,206,359
Hellenic Telecommunications Organization S.A. (a)	45,259	619,373
PT XL Axiata Tbk (a)	4,989,200	999,763
Royal KPN N.V.	292,230	893,860
Telekomunikacja Polska S.A.	576,639	774,830
		$5,688,315

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Tobacco – 3.0%
British American Tobacco PLC	100,286	$3,481,315
Imperial Tobacco Group PLC	60,279	1,460,654
Japan Tobacco, Inc.	166,800	3,825,647
		$8,767,616
Utilities - Electric Power – 2.7%
CLP Holdings Ltd.	203,000	$2,295,533
E.ON AG	319,912	3,341,236
Enel S.p.A.	179,997	1,121,613
Engie Brasil Energia S.A.	88,800	1,048,234
		$7,806,616
Total Common Stocks		$278,553,472
Preferred Stocks – 1.9%
Electronics – 0.5%
Samsung Electronics Co. Ltd.	49,155	$1,429,267
Food & Drug Stores – 0.6%
Cia Brasileira de Distribuicao	72,000	$1,600,204
Major Banks – 0.8%
Itau Unibanco Holding S.A.	265,960	$2,372,253
Total Preferred Stocks		$5,401,724
Investment Companies (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 2.46% (v)	2,641,638	$2,641,638
Collateral for Securities Loaned – 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.37% (j)	2,976,668	$2,976,668

Other Assets, Less Liabilities – (0.4)%		(1,210,969)
Net Assets – 100.0%		$288,362,533
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,641,638 and $286,931,864, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$4,842,567	$43,405,837	$—	$48,248,404
United Kingdom	6,703,641	22,817,167	—	29,520,808
France	12,457,260	15,720,179	—	28,177,439
Switzerland	7,354,330	17,762,536	—	25,116,866
China	3,654,364	18,921,885	—	22,576,249
Canada	16,523,187	—	—	16,523,187
South Korea	5,861,133	9,129,561	—	14,990,694
Australia	—	13,633,161	—	13,633,161
Germany	12,017,498	—	—	12,017,498
Other Countries	46,258,414	26,892,476	—	73,150,890
Mutual Funds	5,618,306	—	—	5,618,306
Total	$121,290,700	$168,282,802	$—	$289,573,502
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,000,462	$58,398,173	$56,755,989	$(1,050)	$42	$2,641,638
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$59,280	$—

(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2019, are as follows:
Japan	16.7%
United Kingdom	10.2%
France	9.8%
Switzerland	8.7%
China	7.8%
Canada	5.7%
South Korea	5.2%
Australia	4.7%
Germany	4.2%
Other Countries	27.0%